Average Annual Total Returns	12 Months Ended
Dec. 31, 2011
Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.58%
Five Years	3.36%
Ten Years	4.63%
Inception Date	Sep. 06, 1994
Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.39%
Five Years	0.15%
Ten Years	3.44%
Inception Date	Feb. 24, 1999
Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.38%
Five Years	0.12%
Ten Years	3.40%
Inception Date	Sep. 06, 1994
Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.05%
Five Years	(0.24%)
Ten Years	2.96%
Inception Date	Mar. 04, 1999
Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.00%
Five Years	(0.28%)
Ten Years	2.92%
Inception Date	Sep. 06, 1994
Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.51%)
Five Years	(4.51%)
Ten Years	4.83%
Inception Date	Aug. 17, 1999
Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.62%)
Five Years	(4.46%)
Ten Years	4.90%
Inception Date	Jan. 04, 2001
Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.57%)
Since Inception	(7.68%)
Inception Date	Jul. 20, 2007
Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.22%
Five Years	2.18%
Ten Years	7.14%
Inception Date	Mar. 25, 1999
Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.26%
Five Years	2.24%
Ten Years	7.22%
Inception Date	Apr. 21, 1999
Return After Taxes on Distributions | Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.46%
Five Years	3.24%
Ten Years	4.50%
Return After Taxes on Distributions | Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.13%
Five Years	(0.12%)
Ten Years	3.17%
Return After Taxes on Distributions | Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.12%
Five Years	(0.15%)
Ten Years	3.15%
Return After Taxes on Distributions | Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.74%
Five Years	(0.56%)
Ten Years	2.62%
Return After Taxes on Distributions | Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.71%
Five Years	(0.59%)
Ten Years	2.59%
Return After Taxes on Distributions | Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.79%)
Five Years	(4.75%)
Ten Years	4.55%
Return After Taxes on Distributions | Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.90%)
Five Years	(4.71%)
Ten Years	4.61%
Return After Taxes on Distributions | Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.85%)
Since Inception	(7.95%)
Return After Taxes on Distributions | Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.09%
Five Years	2.02%
Ten Years	6.98%
Return After Taxes on Distributions | Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.12%
Five Years	2.08%
Ten Years	7.05%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.42%
Five Years	3.14%
Ten Years	4.26%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.25%
Five Years	0.10%
Ten Years	2.92%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.24%
Five Years	0.07%
Ten Years	2.90%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.73%
Five Years	(0.23%)
Ten Years	2.48%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.70%
Five Years	(0.26%)
Ten Years	2.45%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(7.39%)
Five Years	(3.62%)
Ten Years	4.31%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(7.45%)
Five Years	(3.58%)
Ten Years	4.38%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(7.42%)
Since Inception	(6.21%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.97%
Five Years	1.83%
Ten Years	6.26%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.00%
Five Years	1.89%
Ten Years	6.33%
Based on Market Value | Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.30%)
Since Inception	(7.60%)
MSCI EAFE Index | Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.14%)
Five Years	(4.72%)
Ten Years	4.67%
MSCI EAFE Index | Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.14%)
Five Years	(4.72%)
Ten Years	4.67%
MSCI EAFE Index | Vanguard Tax-Managed International Fund | Vanguard Tax-Managed International Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.14%)
Since Inception	(7.96%)
Standard & Poor's 500 Index | Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.11%
Five Years	(0.25%)
Ten Years	2.92%
Standard & Poor's 500 Index | Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.11%
Five Years	(0.25%)
Ten Years	2.92%
Russell 1000 Index | Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.50%
Five Years	(0.02%)
Ten Years	3.34%
Russell 1000 Index | Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.50%
Five Years	(0.02%)
Ten Years	3.34%
Russell 1000 Index | Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.50%
Five Years	(0.02%)
Ten Years	3.34%
Tax-Managed Balanced Composite Index | Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	6.54%
Five Years	4.12%
Ten Years	5.16%
Barclays Capital 7 Year Municipal Bond Index | Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.14%
Five Years	6.38%
Ten Years	5.63%
S&P SmallCap 600 Index | Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.02%
Five Years	1.94%
Ten Years	7.09%
S&P SmallCap 600 Index | Vanguard Tax-Managed Small-Cap Fund | Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.02%
Five Years	1.94%
Ten Years	7.09%
Barclays Capital 1-15 Year Municipal Bond Index | Vanguard Tax-Managed Balanced Fund | Vanguard Tax-Managed Balanced Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.80%
Five Years	5.48%
Ten Years	5.12%